Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Detailed Information About In Lease Liabilities Included In Consolidated Balance Sheet
Total lease liabilities included in the Consolidated
Balance Sheets
are as follows:

	Year ended December 31
	2020	2019
Balance, beginning of year	$113.8	$135.2
Additions (terminations)	(98.6)	1.0
Unwinding of discount on lease liabilities	1.5	7.5
Lease payments	(6.3)	(29.9)

Balance, end of year	$10.4	$113.8

Current portion	$4.8	$28.8
Long-term portion	$5.6	$85.0

Detailed information About In Maturity Lease Payments
The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2020:

	2021	2022	2023	2024	2025	Thereafter	Total
Transportation	$3.4	$2.2	$—	$—	$—	$—	$5.6
Vehicle	1.4	1.2	0.7	0.1	—	—	3.4
Surface	0.1	0.1	0.1	0.1	0.1	5.0	5.5

Total	$4.9	$3.5	$0.8	$0.2	$0.1	$5.0	$14.5